OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2015
OTHER NON-INTEREST INCOME [Abstract]
OTHER NON-INTEREST INCOME

NOTE 15 – OTHER NON-INTEREST INCOME

Other non-interest income for the years ended December 31 follows:

	2015	2014	2013
	(In thousands)
Investment and insurance commissions	$1,827	$1,814	$1,709
ATM fees	1,551	1,599	1,661
Bank owned life insurance	1,282	1,371	1,363
Other real estate rental income	128	1,295	1,471
Other	2,904	2,852	2,333
Total other non-interest income	$7,692	$8,931	$8,537